LVIP American Balanced Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–11.40%
✧American Funds®– Capital Income Builder	1,267,869	$91,261,229
		91,261,229
Equity Funds–40.05%
✧American Funds®-
American Mutual Fund	1,666,649	93,832,343
Growth Fund of America	1,707,436	119,196,083
Investment Company of America	1,930,686	107,674,344
		320,702,770
Fixed Income Funds–37.82%
✧American Funds®-
Bond Fund of America	22,923,410	259,722,240
High-Income Trust	2,901,748	28,204,989
Inflation Linked Bond Fund	1,560,025	14,898,238
		302,825,467
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.84%
✧American Funds®– Smallcap World Fund	347,088	$22,723,834
		22,723,834
International Equity Funds–7.95%
✧American Funds®-
EuroPacific Growth Fund	1,008,996	55,625,955
New World Fund	103,057	8,067,303
		63,693,258
Total Investment Companies (Cost $742,491,933)		801,206,558

TOTAL INVESTMENTS–100.06% (Cost $742,491,933)	801,206,558
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(487,572)
NET ASSETS APPLICABLE TO 70,013,681 SHARES OUTSTANDING–100.00%	$800,718,986

✧Class R-6 shares.
LVIP American Balanced Allocation Fund–1